Convertible Debentures (Details) - USD ($)			1 Months Ended	3 Months Ended
	Jan. 13, 2022	Nov. 03, 2021	May 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Convertible Debentures [Abstract]
Convertible promissory note issued		$ 7,200,000
Warrants issued (in Shares)		2,142,857
Gross proceeds		$ 6,000,000
Percentage of gross proceeds					20.00%
Total amount repaid	$ 4,000,000
Monthly payment			$ 400,000
Common shares issued (in Shares)				13,112,255
Market value				$ 4,138,002
Principal amount				$ 938,002
Convertible debenture					$ 2,023,751